UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005—May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania Tax-Exempt Funds

> Semiannual Report

May 31, 2006

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

 > During the six months ended May 31, 2006, the Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.5%, and the Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.3%.

 > Interest rates climbed throughout the half-year, led by increases at the shortest end of the maturity spectrum.

 > The difference in yields of the shortest- and longest-term municipal bonds remained small by historical standards.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Advisor's Report	6

Pennsylvania Tax-Exempt Money Market Fund	9

Pennsylvania Long-Term Tax-Exempt Fund	26

About Your Fund's Expenses	50

Trustees Approve Advisory Arrangement	52

Glossary	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2006
Total Return

Vanguard Pennsylvania Tax-Exempt Money Market Fund	1.5%

SEC 7-Day Annualized Yield: 3.30%

Taxable-Equivalent Yield: 5.24%[1]

Average Pennsylvania Tax-Exempt Money Market Fund[2]	1.3

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares	1.3%

SEC 30-Day Annualized Yield: 4.14%

Taxable-Equivalent Yield: 6.57%[1]

Admiral™Shares[3]	1.3

SEC 30-Day Annualized Yield: 4.22%

Taxable-Equivalent Yield: 6.70%[1]

Lehman 10 Year Municipal Bond Index	1.3

Average Pennsylvania Municipal Debt Fund[2]	1.4

Lehman Municipal Bond Index	1.5

Your Fund’s Performance at a Glance
November 30, 2005–May 31, 2006

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Pennsylvania Tax-Exempt Fund

Money Market	$1.00	$1.00	$0.015	$0.000

Long-Term

Investor Shares	11.32	11.18	0.257	0.029

Admiral Shares	11.32	11.18	0.261	0.029

1	This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum Commonwealth Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2	Derived from data provided by Lipper Inc.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

During the six months ended May 31, 2006, the Federal Reserve Board’s inflation-fighting campaign pushed short-term interest rates higher. Longer-term rates also increased, though at a more moderate pace.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.3%, matching the result of the benchmark index, but slightly trailing the average return of competing Pennsylvania municipal bond funds. The income portion of the fund’s return more than offset its modest decline in share price. The fund’s 4.14% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.57%.

The Pennsylvania Tax-Exempt Money Market Fund posted a 1.5% result and surpassed the average return of its peers. The fund’s yield increased to 3.30%; the taxable equivalent would be 5.24% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and Pennsylvania commonwealth income taxes, a portion of these distributions may be subject to the alternative minimum tax.

Bonds treaded water as rates continued to rise

Bond market returns were flat during the past six months, as rising interest rates put pressure on prices. The Federal Reserve Board raised its target for the federal funds rate from 4.00% to 5.00% in four separate actions as part of its efforts to rein in inflationary pressures. Yields generally moved higher across the maturity spectrum, a change from the pattern in prior months when yields rose at the shorter end but fell at the longer end.

In general, short-term and municipal securities outperformed long-term taxable bonds. High-yield bonds, which are less sensitive to changes in interest rates, turned in impressive relative results.

Stocks gained ground, then stumbled late in the period

The U.S. stock market advanced through much of the fiscal half-year, with some indexes approaching a five-year high in early May. Despite ongoing concerns about high energy costs and the possibility of inflation, investors generally remained positive about the economy. In mid-May, however, worries over whether the Fed would continue to raise interest rates gave some investors pause, leading to a decline in the major indexes.

In the U.S. market, small-capitalization stocks once again outperformed their large-cap counterparts, a persistent trend over the past few years. Returns of international stocks, aided by a weak dollar, continued to surpass those of

Market Barometer
	Total Returns Periods Ended May 31, 2006
	Six Months	One Year	Five Years[1]

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	0.0%	-0.5%	5.0%

Lehman Municipal Bond Index	1.5	1.9	5.3

Citigroup 3-Month Treasury Bill Index	2.1	3.8	2.1

Stocks

Russell 1000 Index (Large-caps)	2.8%	9.4%	2.6%

Russell 2000 Index (Small-caps)	7.0	18.2	9.1

Dow Jones Wilshire 5000 Index (Entire market)	3.4	10.8	3.7

MSCI All Country World Index ex USA (International)	15.4	30.9	11.0

CPI

Consumer Price Index	2.5%	4.2%	2.6%

1 Annualized.

U.S. stocks. Although emerging markets experienced noteworthy losses in May, they were strong performers in the international arena for the fiscal half-year.

Your fund remained consistent in a challenging rate environment

Over the past six months, the relatively attractive yields available for municipal bonds resulted in increased demand for these securities. This increase, coupled with a decrease in the supply of municipal bonds, placed a slight upward pressure on municipal bond prices and a slight downward pressure on the resultant yields, particularly among long-term bonds.

While yields at the longest end of the maturity spectrum generally remained stable, the Fed’s rate-tightening actions helped to push municipal bond yields higher for shorter-term issues. This “flattening” of the municipal bond yield curve presented a challenging investment environment for your fund’s advisor, the Vanguard Fixed Income Group. Against this backdrop, the advisor steered the Pennsylvania Long-Term Tax-Exempt Fund to a 1.3% return, reflecting an income return that more than offset a slight decline in the fund’s net asset value (NAV). The fund met the result of its benchmark index, but narrowly lagged the average return of competing Pennsylvania municipal debt funds. During the past six months, the advisor kept the fund’s duration, a measure of interest rate sensitivity, near the short end of its typical range—a strategy that offered some protection from the negative impact of rising interest rates.

The Pennsylvania Tax-Exempt Money Market Fund benefited from the increase in short-term rates. Its short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.5% was higher than the average return for its peers, largely because of its lower expense ratio.

Maintaining low investment costs is always important, but can be especially important during periods of modest total returns—

Annualized Expense Ratios[1] Your fund compared with its peer group
Pennsylvania Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group

Money Market	0.13%	—	0.64%

Long-Term	0.17	0.09%	1.20

1	Fund expense ratios reflect the six months ended May 31, 2006. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; and for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

which are not atypical in the fixed income market. The less you pay in expenses, the greater is your portion of the portfolio’s total return. In addition, Vanguard’s low expenses provide the advisor with flexibility that other portfolio managers don’t have: The advisor doesn’t have to take extra risks to deliver competitive returns.

Your muni fund’s dual role: Providing income and stability

If you own shares of an equity fund, you probably enjoyed the fund’s strong performance in the first four months of calendar-year 2006. From January through April, the broad U.S. stock market returned more than 6.5%. Nearly half of that return was ceded, however, during a disappointing May. This abrupt turnabout reminds us of a fundamental principle in investing: balance.

A portfolio balanced among stock, bond, and money market funds, in levels appropriate to your goals, risk tolerance, and time horizon, can provide stability in a choppy market.

As a shareholder in a Pennsylvania Tax-Exempt Fund, you’re aware of your fund’s ability to generate income that is free of Pennsylvania and federal taxes. But don’t overlook the role it can play as a stabilizing counterweight to the more volatile segments of your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
June 13, 2006

Advisor’s Report

During the six months ended May 31, 2006, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.3%, trailing a bit the average result of its peers. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.5%, which outpaced its peer-group average.

The investment environment

Over the fiscal half-year, the U.S. economy showed signs of being squarely in expansion mode. At the end of May, the Commerce Department estimated that real gross domestic product had expanded by 3.6% for the 12 months ended March 31, a pace slightly above the economy’s potential long-term growth rate. Much of the economy’s growth was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. During the funds’ fiscal half-year ended May 31, U.S. employment levels also improved. The nation’s unemployment rate stood at 4.6% on May 31—the lowest level in five years—and anecdotal reports pointed to shortages of skilled workers in select industries.

At the same time, inflation remained a concern. Rising energy prices contributed to increased rates of consumer and wholesale inflation in the first half of 2006. Through May, the consumer price index (CPI), which tracks prices at the consumer level, was 4.2% higher than its year-ago level. Increases in the core CPI, which excludes volatile food and energy prices, have also accelerated recently. The Federal Reserve Board continued its “measured” pace of tightening, raising the target for the federal funds rate four times during the six months, to 5.00%. The Fed has noted that long-run inflation expectations, as implied by the difference between nominal and inflation-adjusted interest rates, remain contained, but recent economic reports have prompted some concern. The financial markets anticipated that the Fed would raise the federal funds rate to 5.25% at its June 28–29 meeting.

Municipal bonds outperformed Treasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum. Increases during the six months ranged from 52 basis points (0.52 percentage point) for the 30-year note to 63 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though increases were generally more modest than those of Treasury yields—a relationship that also characterized the rate changes in the Treasury and municipal money markets. The pronounced increase in short-term municipal yields created a relatively flat municipal yield curve, with only 94 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.59%) as of May 31.

For the fiscal half-year, new tax-exempt issuance declined by 17% nationwide, compared with year-ago levels. With the exception of California, in fact, all states issued lower volumes of tax-exempt securities. Much of the decrease was attributable to a substantial slowdown in bond “refunding” activity. The rise in interest rates meant that many state and local governments could no longer issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations.

At the same time, the demand for municipal bonds increased. The municipal bond market’s recent attractiveness relative to Treasuries drew institutional investors such as banks and insurance firms, as well as investors from outside the United States. These supply-and-demand dynamics supported bond prices (thus limiting yield increases), which helped municipal bonds to outperform their taxable brethren.

Management of the funds

The rising interest rate environment of the past six months had varying effects on the Vanguard Pennsylvania Tax-Exempt Funds. At the shortest end of the spectrum, we maintained a short average maturity in the Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities. The fund returned 1.5% during its fiscal half-year, besting the return of its peer-group average.

The Pennsylvania Long-Term Tax-Exempt Fund returned 1.3%, as a modest decline in the fund’s share price was more than

Yields of Municipal Securities (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2005	May 31, 2006	Change (basis points)[1]

2 years	3.24%	3.59%	+35

5 years	3.43	3.66	+23

10 years	3.87	4.02	+15

30 years	4.55	4.53	-2

Yields of U.S. Treasury Securities
Maturity	Nov. 30, 2005	May 31, 2006	Change (basis points)[1]

2 years	4.41%	5.03%	+62

5 years	4.41	5.03	+62

10 years	4.48	5.11	+63

30 years	4.69	5.21	+52

1 One basis point equals 1/100 of a percentage point.
   Source: Vanguard.

offset by its income return. During the fund’s fiscal half-year, we kept the fund’s average duration at the short end of its typical range, a strategy that afforded some protection from rising interest rates. A decline in bond issuance also provided some support for tax-exempt securities. During the past six months, the Commonwealth of Pennsylvania and its municipalities issued $7.6 billion in new securities, a 22.7% drop from a year ago.

Expense ratios are critical in a low-yield environment

Shareholder returns depend not only on portfolio management decisions but also on investment costs. The Vanguard Pennsylvania Tax-Exempt Funds’ low expense ratios are important in any environment, but especially during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong returns, while also reaffirming that we will not take needless risks with your investment.

Kathryn T. Allen, Principal
John M. Carbone, Principal
Vanguard Fixed Income Group
June 16, 2006

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2006

Financial Attributes

Yield	3.3%

Average Weighted Maturity	17 days

Average Quality[1]	MIG-1

Expense Ratio	0.13%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	87%

P-1/A-1/SP-1/F-1	12

AAA/AA	1

1 Moody's Investors Service.
2 Annualized.
3 Ratings: Moody's Investors Service, Standard & Poor's, Fitch.
   See page 53 for a glossary of investment terms.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1995-May 31, 2006
Fiscal Year	Total Return	Average Fund[1] Total Return

1996	3.4%	3.1%

1997	3.5	3.2

1998	3.3	3.0

1999	3.1	2.7

2000	3.9	3.6

2001	2.9	2.5

2002	1.3	1.0

2003	0.9	0.6

2004	1.0	0.6

2005	2.2	1.7

2006[2]	1.5	1.3

SEC 7-Day Annualized Yield (5/31/2006): 3.30%

Average Annual Total Returns: Periods Ended March 31, 2006
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years

Pennsylvania Tax-Exempt
Money Market Fund	6/13/1988	2.63%	1.64%	2.53%

1	Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
2	Six months ended May 31, 2006.
Note: See Financial Highlights table on page 24 for dividend and capital gains information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (98.2%)

Allegheny County PA Higher Educ. Auth. Rev.
(Washington & Jefferson College) VRDO	3.530%	6/7/06 LOC	9,855	9,855

Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.) VRDO	3.540%	6/1/06	10,250	10,250

Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.540%	6/7/06 LOC	7,640	7,640

Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.540%	6/7/06 (1)	11,945	11,945

Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.540%	6/7/06 (1)	12,900	12,900

1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	3.500%	6/7/06 (1)	4,995	4,995

Allegheny County PA IDA Rev.
(Carnegie Museum of Pittsburgh) VRDO	3.500%	6/7/06 LOC	5,070	5,070

Allegheny County PA IDA Rev.
(Western PA School for Blind Children) PUT	2.750%	7/1/06	9,000	9,000

1 Allegheny County PA Sanitation Auth.
Sewer Rev. TOB VRDO	3.510%	6/7/06 (1)	30,005	30,005

Beaver County PA IDA PCR (First Energy) VRDO	3.510%	6/1/06 LOC	16,000	16,000

Beaver County PA IDA PCR (First Energy) VRDO	3.590%	6/1/06 LOC	25,000	25,000

Beaver County PA IDA PCR (First Energy) VRDO	3.230%	6/7/06 LOC	52,250	52,250

Berks County PA GO VRDO	3.460%	6/7/06 (1)	12,595	12,595

Berks County PA IDA (Lutheran Health Care) VRDO	3.240%	6/7/06 (2)	16,200	16,200

1 Bethlehem PA Area School Dist. GO TOB VRDO	3.240%	6/7/06 (3)	19,800	19,800

Bucks County PA TRAN	4.500%	12/28/06	25,000	25,172

Central Bucks PA School Dist. VRDO	3.520%	6/7/06 (3)	11,070	11,070

Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.160%	6/7/06	20,000	20,000

Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.230%	6/7/06	26,070	26,070

Chester County PA IDA Student Housing Rev. VRDO	3.280%	6/7/06 LOC	12,000	12,000

Cumberland County PA Muni. Auth. College Rev.
(Dickinson College) PUT	3.200%	11/1/06 LOC	12,330	12,330

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Cumberland County PA Muni. Auth. College Rev.
(Messiah Village Program) VRDO	3.240%	6/7/06 LOC	3,900	3,900

Dallastown Area School Dist. York County PA
GO VRDO	3.490%	6/7/06 (3)	19,515	19,515

Daniel Boone PA Area School Dist. GO VRDO	3.480%	6/7/06 (2)	9,985	9,985

Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	3.210%	6/7/06	10,040	10,040

Delaware County PA Auth. Rev.
(White Horse Village Project) VRDO	3.600%	6/1/06 LOC	14,995	14,995

Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.420%	6/7/06 LOC	12,525	12,525

Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.420%	6/7/06 LOC	11,750	11,750

Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.480%	6/7/06 LOC	17,095	17,095

Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.570%	6/7/06 LOC	4,200	4,200

Delaware County PA IDA Airport Fac
(United Parcel Service) VRDO	3.450%	6/1/06	17,755	17,755

Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.560%	6/1/06	27,450	27,450

Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.560%	6/1/06	11,700	11,700

Delaware County PA IDA PCR
(PECO) CP	3.530%	8/16/06 LOC	15,500	15,500

Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	3.180%	6/7/06	42,600	42,600

Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	3.180%	6/7/06	8,375	8,375

Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	3.180%	6/7/06	8,235	8,235

Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	3.180%	6/7/06	8,595	8,595

Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	3.180%	6/7/06	7,640	7,640

Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.240%	6/7/06	8,700	8,700

Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.240%	6/7/06	10,000	10,000

Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.240%	6/7/06	17,000	17,000

Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.240%	6/7/06	17,600	17,600

Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.240%	6/7/06	23,005	23,005

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Exeter Township PA VRDO	3.480%	6/7/06 (10)	5,000	5,000

Franklin County PA IDA Healthcare Rev.
(Chambersburg Hosp.) VRDO	3.570%	6/7/06 (2)	6,200	6,200

Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.560%	6/1/06	33,000	33,000

Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.560%	6/1/06	15,850	15,850

Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.560%	6/1/06	16,750	16,750

Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.450%	6/7/06	55,500	55,500

Hamburg PA Area School Dist. GO VRDO	3.470%	6/7/06 (4)	17,000	17,000

Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.240%	6/7/06 LOC	10,100	10,100

Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.240%	6/7/06 (2)	6,145	6,145

Lancaster PA School Dist. GO	5.375%	2/15/07 (3)(Prere.)	5,590	5,668

1 Lehigh County PA IDA PCR TOB VRDO	3.500%	6/7/06 (3)	13,005	13,005

1 Lehigh County PA IDA PCR TOB VRDO	3.500%	6/7/06 (3)	3,290	3,290

Manheim Township PA School Dist. VRDO	3.470%	6/7/06 (4)	12,000	12,000

Manheim Township PA School Dist. VRDO	3.490%	6/7/06 (4)	9,000	9,000

Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.220%	6/7/06 LOC	10,000	10,000

Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.470%	6/7/06 LOC	12,200	12,200

Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.470%	6/7/06 LOC	18,715	18,715

Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	3.440%	7/11/06 LOC	37,800	37,800

Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	3.490%	7/11/06 LOC	5,000	5,000

Montgomery County PA IDA Rev.
(Gloria Dei Project) VRDO	3.480%	6/7/06 LOC	11,600	11,600

North Penn PA Water Auth. Rev. VRDO	3.490%	6/7/06 (3)	24,000	24,000

Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College)	4.500%	11/16/06	5,000	5,031

Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.450%	6/7/06	21,035	21,035

Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.450%	6/7/06	12,880	12,880

Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.570%	6/7/06	30,600	30,600

Northampton County PA Higher Educ. Auth.
Rev. (Lehigh Univ.) VRDO	3.450%	6/7/06	16,935	16,935

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.450%	6/7/06 LOC	12,110	12,110

Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.450%	6/7/06 LOC	4,995	4,995

Owen J. Roberts School Dist. Pennsylvania
GO VRDO	3.480%	6/7/06 (4)	46,000	46,000

Parkland PA School Dist. VRDO	3.470%	6/7/06 (4)	10,000	10,000

1 Pennsbury PA School Dist. TOB VRDO	3.500%	6/7/06 (3)	5,095	5,095

Pennsbury PA School Dist. VRDO	3.490%	6/7/06 (4)	12,570	12,570

Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Jefferson Health) VRDO	3.170%	6/7/06	20,220	20,220

Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Jefferson Health) VRDO	3.220%	6/7/06	19,700	19,700

Pennsylvania GO	5.000%	1/1/07 (1)	9,320	9,414

Pennsylvania GO	5.250%	1/1/07	16,915	17,108

Pennsylvania GO	5.125%	3/15/07 (2)(Prere.)	7,990	8,218

1 Pennsylvania GO TOB PUT	3.450%	6/15/06 (1)	20,000	20,000

1 Pennsylvania GO TOB VRDO	3.250%	6/7/06 (3)	5,735	5,735

1 Pennsylvania GO TOB VRDO	3.270%	6/7/06 (4)	11,740	11,740

1 Pennsylvania GO TOB VRDO	3.500%	6/7/06 (1)	5,140	5,140

1 Pennsylvania GO TOB VRDO	3.500%	6/7/06	10,650	10,650

1 Pennsylvania GO TOB VRDO	3.500%	6/7/06 (1)	14,775	14,775

1 Pennsylvania GO TOB VRDO	3.510%	6/7/06	8,750	8,750

1 Pennsylvania GO TOB VRDO	3.510%	6/7/06 (1)	4,260	4,260

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.230%	6/7/06 (2)	6,900	6,900

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.230%	6/7/06 (2)	34,200	34,200

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.270%	6/7/06 (2)	35,700	35,700

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.320%	6/7/06 (2)	27,500	27,500

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.320%	6/7/06 (2)	13,500	13,500

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.520%	6/7/06 (4)	12,900	12,900

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.530%	6/7/06 (4)	43,500	43,500

Pennsylvania Higher Educ. Fac. Auth. Rev.
(California Univ. of Pennsylvania) VRDO	3.460%	6/7/06 LOC	38,820	38,820

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.510%	6/1/06	25,500	25,500

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.510%	6/1/06	15,175	15,175

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.510%	6/1/06	4,100	4,100

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.460%	6/7/06 LOC	10,940	10,940

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.470%	6/7/06 LOC	22,500	22,500

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.480%	6/7/06 (1)	25,525	25,525

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) VRDO	3.490%	6/7/06 LOC	4,000	4,000

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	3.490%	6/7/06 LOC	5,000	5,000

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	3.420%	6/7/06 LOC	4,200	4,200

1 Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.270%	6/7/06 (10)	4,370	4,370

1 Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.510%	6/7/06	4,875	4,875

Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.220%	6/7/06	23,905	23,905

Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.220%	6/7/06	31,250	31,250

Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.230%	6/7/06	41,010	41,010

Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.230%	6/7/06	15,690	15,690

Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.300%	6/7/06	31,930	31,930

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.520%	6/7/06	8,545	8,545

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.520%	6/7/06	7,495	7,495

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	6/7/06	4,410	4,410

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	6/7/06	19,400	19,400

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	6/7/06 (4)	3,500	3,500

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	6/7/06	3,800	3,800

1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	6/7/06	2,375	2,375

Pennsylvania Housing Finance Agency Rev. VRDO	3.220%	6/7/06	10,800	10,800

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Pennsylvania Housing Finance Agency Rev. VRDO	3.220%	6/7/06	20,000	20,000

Pennsylvania Housing Finance Agency Rev. VRDO	3.230%	6/7/06	15,000	15,000

Pennsylvania Housing Finance Agency Rev. VRDO	3.300%	6/7/06	35,220	35,220

1 Pennsylvania Intergovernmental Cooperation Auth.
Rev. TOB VRDO	3.510%	6/7/06 (3)	6,300	6,300

Pennsylvania State Univ. Rev.	5.000%	8/15/06	7,775	7,810

Pennsylvania State Univ. Rev. VRDO	3.460%	6/7/06	4,700	4,700

Pennsylvania State Univ. Rev. VRDO	3.460%	6/7/06	73,275	73,275

1 Pennsylvania Turnpike Comm. Oil Franchise Tax
Rev. TOB VRDO	3.510%	6/7/06 (1)	2,590	2,590

1 Pennsylvania Turnpike Comm. Registration Fee
Rev. TOB VRDO	3.510%	6/7/06 (4)	27,815	27,815

1 Pennsylvania Turnpike Comm. Registration Fee
Rev. TOB VRDO	3.510%	6/7/06 (4)	2,355	2,355

Pennsylvania Turnpike Comm. Rev.	3.750%	7/15/06 (4)	4,060	4,065

1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.510%	6/7/06 (2)	17,000	17,000

Pennsylvania Turnpike Comm. Rev. VRDO	3.230%	6/7/06	5,500	5,500

Pennsylvania Turnpike Comm. Rev. VRDO	3.230%	6/7/06	19,460	19,460

Pennsylvania Turnpike Comm. Rev. VRDO	3.230%	6/7/06	8,600	8,600

Pennsylvania Turnpike Comm. Rev. VRDO	3.440%	6/7/06	65,720	65,720

Pennsylvania Turnpike Comm. Rev. VRDO	3.470%	6/7/06	32,875	32,875

Philadelphia PA Airport Rev. VRDO	3.250%	6/7/06 (1)	15,000	15,000

Philadelphia PA Airport Rev. VRDO	3.300%	6/7/06 (1)	10,800	10,800

Philadelphia PA Auth. IDR
(Institute for Cancer Research) VRDO	3.570%	6/1/06 LOC	3,300	3,300

Philadelphia PA Auth. IDR
(PA Academy of Fine Arts) VRDO	3.480%	6/7/06 LOC	11,275	11,275

Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO	3.200%	6/7/06 LOC	14,200	14,200

1 Philadelphia PA GO TOB VRDO	3.500%	6/7/06 (4)	5,970	5,970

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.520%	6/1/06	30,000	30,000

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.520%	6/1/06 (1)	15,320	15,320

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.520%	6/1/06	12,815	12,815

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.520%	6/1/06	39,955	39,955

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Jefferson Health System) PUT	3.600%	2/4/07	16,900	16,900

Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev (Wills Eye Hosp.) VRDO	3.500%	6/7/06 LOC	9,755	9,755

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

1 Philadelphia PA IDA Rev. (Philadelphia Airport
TOB VRDO System)	3.550%	6/7/06 (1)	2,000	2,000

1 Philadelphia PA IDA Rev. TOB VRDO	3.500%	6/7/06 (4)	10,275	10,275

1 Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.510%	6/7/06 (3)	18,100	18,100

1 Philadelphia PA School Dist. TOB VRDO	3.250%	6/7/06 (4)	8,795	8,795

1 Philadelphia PA School Dist. TOB VRDO	3.500%	6/7/06 (3)	5,995	5,995

1 Philadelphia PA School Dist. TOB VRDO	3.500%	6/7/06 (3)	4,995	4,995

1 Philadelphia PA School Dist. TOB VRDO	3.500%	6/7/06 (3)	6,610	6,610

1 Philadelphia PA School Dist. TOB VRDO	3.500%	6/7/06 (2)	15,320	15,320

1 Philadelphia PA School Dist. TOB VRDO	3.510%	6/7/06 (2)	17,300	17,300

1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.500%	6/7/06 (4)	3,515	3,515

1 Philadelphia PA Water & Waste Water Rev
TOB VRDO	3.500%	6/7/06 (4)	7,285	7,285

1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.510%	6/7/06 (4)	9,900	9,900

1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.510%	6/7/06 (4)	5,290	5,290

1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.510%	6/7/06 (4)	17,605	17,605

Philadelphia PA Water & Waste Water Rev. VRDO	3.210%	6/7/06 (2)	11,390	11,390

Philadelphia PA Water & Waste Water Rev. VRDO	3.210%	6/7/06 (4)	1,725	1,725

Philadelphia PA Water & Waste Water Rev. VRDO	3.220%	6/7/06 (4)	38,490	38,490

Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/06 (4)(Prere.)	3,430	3,450

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	6,600	6,600

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	3,955	3,955

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	2,150	2,150

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	4,000	4,000

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	4,600	4,600

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.270%	6/7/06 (2)	2,800	2,800

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.270%	6/7/06 (2)	3,000	3,000

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.270%	6/7/06 (2)	700	700

1 Seneca Valley PA School Dist. GO TOB VRDO	3.240%	6/7/06 (1)	23,320	23,320

1 Souderton PA School Dist. GO TOB VRDO	3.500%	6/7/06 (3)	9,970	9,970

South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.) VRDO	3.560%	6/1/06 (1)	6,425	6,425

Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.210%	6/7/06 (2)	25,000	25,000

Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.210%	6/7/06 (2)	15,175	15,175

St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.180%	6/7/06	33,000	33,000

St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.230%	6/7/06	10,900	10,900

1 State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.250%	6/7/06 (4)	6,960	6,960

1 State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.500%	6/7/06 (4)	4,568	4,568

1 State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.510%	6/7/06 (4)	5,895	5,895

1 Tredyffrin-Easttown PA School Dist. GO TOB VRDO	3.500%	6/7/06	8,225	8,225

Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	3.450%	6/7/06	6,655	6,655

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.150%	6/7/06	30,000	30,000

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.200%	6/7/06	24,230	24,230

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.200%	6/7/06	24,650	24,650

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	400	400

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	3,800	3,800

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	8,400	8,400

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	8,000	8,000

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	12,900	12,900

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	13,600	13,600

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	4,700	4,700

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	5,000	5,000

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	10,000	10,000

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania Asset Notes	4.000%	8/11/06	60,000	60,137

Westmoreland County PA IDA Rev.
(Excela Project) VRDO	3.460%	6/7/06 LOC	3,255	3,255

1 Westmoreland County PA Muni. Auth.
Service Water Rev. TOB VRDO	3.510%	6/7/06 (4)	3,090	3,090

York County PA IDA (PECO) CP	3.530%	8/16/06 LOC	16,440	16,440

York County PA TRAN	4.000%	6/30/06	5,000	5,003

Outside Pennsylvania
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.240%	6/7/06 (1)	9,985	9,985

1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.460%	6/7/06 (10)	12,555	12,555

1 Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/06 LOC	5,000	5,000

1 Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.460%	6/7/06 (1)	7,740	7,740

1 Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.470%	6/7/06 (1)	1,340	1,340

1 Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.480%	6/7/06 (1)	2,830	2,830

Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.130%	6/7/06 (2)	1,500	1,500

1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	6,000	6,001

1 Puerto Rico Infrastructure Financing Auth. Special
Obligation Bonds TOB VRDO	3.460%	6/7/06	20,700	20,700

1 Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
TOB VRDO	3.470%	6/7/06 (10)	11,320	11,320

1 Puerto Rico Public Finance Corp. TOB VRDO	3.460%	6/7/06 (2)	7,015	7,015

Pennsylvania Tax-Exempt Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

1 Puerto Rico Public Finance Corp. TOB VRDO	3.520%	6/7/06 LOC	11,995	11,995

Puerto Rico TRAN	4.500%	7/28/06 LOC	17,000	17,033

Total Municipal Bonds
(Cost $3,136,538)				3,136,538

Other Assets and Liabilities (1.8%)

Other Assets—Note B				68,560

Liabilities				(9,812)

				58,748

Net Assets (100%)

Applicable to 3,195,256,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,195,286

Net Asset Value Per Share				$1.00

At May 31, 2006, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	3,195,265	$1.00

Undistributed Net Investment Income	—	—

Accumulated Net Realized Gains	21	—

Unrealized Appreciation	—	—

Net Assets	3,195,286	$1.00

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $569,534,000, representing
17.8% of net assets.

Pennsylvania Tax-Exempt Money Market Fund
Key to Abbreviations

ARS—Auction Rate Security
BAN—Bond Anticipation Note
COP—Certificate of Participation
CP—Commercial Paper
FR—Floating Rate
GAN—Grant Anticipation Note
GO—General Obligation Bond
IDA—Industrial Development Authority Bond
IDR—Industrial Development Revenue Bond
PCR—Pollution Control Revenue Bond
PUT—Put Option Obligation
RAN—Revenue Anticipation Note
TAN—Tax Anticipation Note
TOB—Tender Option Bond
TRAN—Tax Revenue Anticipation Note
UFSD—Union Free School District
USD—United School District
VRDO—Variable Rate Demand Obligation
(ETM)—Escrowed to Maturity
(Prere.)—Prerefunded

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association)
(2) AMBAC (Ambac Assurance Corporation)
(3) FGIC (Financial Guaranty Insurance Company)
(4) FSA (Financial Security Assurance)
(5) BIGI (Bond Investors Guaranty Insurance)
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority)
(8) CapMAC (Capital Markets Assurance Corporation)
(9) American Capital Access Financial Guaranty Corporation
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit

Pennsylvania Tax-Exempt Money Market Fund Statement of Operations
Six Months Ended May 31, 2006 ($000)

Investment Income

Income

Interest	49,291

Total Income	49,291

Expenses

The Vanguard Group—Note B

Investment Advisory Services	137

Management and Administrative	1,385

Marketing and Distribution	461

Custodian Fees	10

Shareholders' Reports	9

Trustees' Fees and Expenses	1

Total Expenses	2,003

Net Investment Income	47,288

Realized Net Gain (Loss) on Investment Securities Sold	24

Change in Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	47,312

Pennsylvania Tax-Exempt Money Market Fund
Statement of Changes in Net Assets
	Six Months Ended May 31, 2006 ($000)	Year Ended Nov. 30, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	47,288	60,570

Realized Net Gain (Loss)	24	10

Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	47,312	60,580

Distributions
Net Investment Income	(47,288)	(60,570)

Realized Capital Gain	—	—

Total Distributions	(47,288)	(60,570)

Capital Share Transactions (at $1.00)

Issued	1,701,302	2,630,430

Issued in Lieu of Cash Distributions	44,896	57,583

Redeemed	(1,502,600)	(2,394,869)

Net Increase (Decrease) from Capital Share Transactions	243,598	293,144

Total Increase (Decrease)	243,622	293,154

Net Assets

Beginning of Period	2,951,664	2,658,510

End of Period	3,195,286	2,951,664

Pennsylvania Tax-Exempt Money Market Fund
Financial Highlights
For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.015	.022	.010	.009	.013	.028

Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—

Total from Investment Operations	.015	.022	.010	.009	.013	.028

Distributions

Dividends from Net Investment Income	(.015)	(.022)	(.010)	(.009)	(.013)	(.028)

Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.015)	(.022)	(.010)	(.009)	(.013)	(.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.54%	2.19%	1.05%	0.91%	1.32%	2.89%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,195	$2,952	$2,659	$2,514	$2,448	$2,427

Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to
Average Net Assets	3.07%[1]	2.18%	1.04%	0.90%	1.32%	2.82%

1 Annualized.
   See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements. 1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4.     Other: Interest income is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $338,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2006

Financial Attributes
	Fund	Comparative Index[1]	Broad Index[2]

Number of Issues	393	6,505	37,743

Yield	—	—

Investor Shares	4.1%

Admiral Shares	4.2%

Yield to Maturity	4.3%[3]	4.1%	4.2%

Average Coupon	4.8%	5.1%	5.1%

Average Effective
Maturity	8.1 years	7.3 years	6.9 years

Average Quality	AA+	AAA	AA+

Average Duration	6.2 years	5.8 years	5.4 years

Expense Ratio	—	—

Investor Shares	0.17%[4]

Admiral Shares	0.09%[4]

Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.98	1.00	0.98	1.00

Beta	0.92	1.00	1.08	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	8%

1-5 Years	27

5-10 Years	45

10-20 Years	18

20-30 Years	2

Distribution by Credit Quality (% of portfolio)

AAA	81%

AA	11

A	3

BBB	5

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 Annualized.
   See page 53 for a glossary of investment terms.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995-May 31, 2006
	Investor Shares			Lehman[1]
Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1996	0.2%	5.6%	5.8%	5.7%

1997	0.7	5.5	6.2	7.1

1998	2.1	5.5	7.6	8.1

1999	-6.7	5.0	-1.7	-0.4

2000	3.1	5.8	8.9	7.7

2001	3.5	5.3	8.8	8.2

2002	1.5	5.0	6.5	6.7

2003	2.7	4.6	7.3	6.9

2004	-1.3	4.6	3.3	4.0

2005	-1.4	4.5	3.1	3.0

2006[2]	-1.0	2.3	1.3	1.3

Average Annual Total Returns: Periods Ended March 31, 2006
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	4/7/1986	3.41%	4.98%	0.55%	5.11%	5.66%

1 Lehman 10 Year Municipal Bond Index.
2 Six months ended May 31, 2006.
3 Return since inception.
   Note: See Financial Highlights tables on pages 45 and 46 for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (99.7%)

Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,705

Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,944

Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	6.000%	1/1/14 (3)	4,295	4,579

Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,722

Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,198

Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	479

Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	795

Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,082

Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,042

Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,125

Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,170

Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,870

Allegheny County PA GO	5.500%	11/1/14 (3)	605	649

Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,415

Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,867

Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	6,764

Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,082

Allegheny County PA Hosp. Dev. Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,049

Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women's Hosp.)	6.000%	10/1/10 (3)	4,235	4,535

Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.600%	4/1/17 (1)	2,000	2,064

Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,502

Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,089

Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	2,565	2,741

Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	4,310	4,606

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Allegheny County PA Port Auth. Rev.	6.250%	3/1/09 (1)(Prere.)	3,740	4,021

Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (3)	4,965	5,333

Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (3)	2,355	2,539

Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (3)	1,500	1,619

Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (3)	2,750	2,955

Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10 (1)(Prere.)	11,880	12,769

Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10 (1)	1,500	1,639

Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11 (1)	1,490	1,638

Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12 (1)	1,180	1,283

Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16 (1)	3,545	3,832

Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16 (3)(ETM)	11,295	11,281

Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18 (1)	15,000	16,139

Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30 (1)	2,150	2,297

Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,703

Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,800

Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,297

Berks County PA GO	0.000%	11/15/14 (3)	8,615	5,975

Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,124

Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	4,983

Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	8,094

Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,851

Bristol Borough PA School Dist. GO	5.250%	3/1/25 (4)	3,635	3,890

Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/34	2,600	2,724

Bucks County PA IDA Solid Waste Rev.
(Waste Management Project) PUT	4.900%	2/1/08	6,400	6,472

Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,672

Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,764

Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,861

Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,963

Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/24	1,400	1,467

Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/34	3,000	3,114

Central Bucks PA School Dist.	5.500%	5/15/15 (3)	5,540	5,991

Central Bucks PA School Dist.	5.500%	5/15/17 (3)	3,785	4,077

Central Bucks PA School Dist.	5.500%	5/15/18 (3)	2,400	2,585

Central Bucks PA School Dist.	5.500%	5/15/19 (3)	1,500	1,616

Chester County PA GO	5.000%	11/15/23	13,355	13,953

Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,782

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/22 (2)	36,580	37,637

Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,777

Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,038

Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,630

Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,213

Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23 (1)	13,535	14,528

Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/10 (2)(Prere.)	3,230	3,459

Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,322

Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,460

Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,891

Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,167

Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	8,867

Delaware County PA Hosp. Auth. Rev.
(Delaware County Memorial Hosp.)	5.500%	8/15/13 (1)	12,000	12,214

Delaware County PA IDA Rev.
(Suburban Water Co. Project)	5.150%	9/1/32 (2)	5,500	5,623

Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/14 (3)	2,405	2,593

Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/16 (3)	2,685	2,897

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (1)	1,645	1,770

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (1)	4,835	5,473

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (1)	1,735	1,865

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (1)	5,105	5,817

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (1)	1,825	1,960

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (1)	1,920	2,063

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (1)	2,020	2,172

Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,841

Erie County PA GO	5.000%	9/1/25 (3)	5,525	5,757

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35 (11)	5,000	5,126

Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,793

Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,861

Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,688

Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,051

Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	470

Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	3,982

Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,542

Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	19,441

Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,710

Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,479

Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	922

Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	879

Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	844

Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	802

Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	578

Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,767

Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	5,024

Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,107

Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,141

Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,206

Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,265

Lancaster County PA GO VRDO	3.480%	6/7/06 (4)	16,285	16,285

Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,048

Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,248

Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/22	1,135	1,177

Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/27	2,775	2,855

Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,698

Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,246

Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35	10,500	11,127

Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	957

Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,181

Luzerne County PA GO	0.000%	11/15/16 (1)	2,360	1,412

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Luzerne County PA GO	0.000%	11/15/17 (1)	2,390	1,332

Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	5,857

McKeesport PA Area School Dist. GO	0.000%	10/1/06 (1)	2,015	1,991

McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	1,978

McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,074

McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,772

McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,550

McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,482

McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,419

McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,351

McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	2,923

McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	243

McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,489

McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,041

McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	214

McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	787

Montgomery County PA GO	5.000%	7/15/19	8,800	9,076

Montgomery County PA GO	5.375%	10/15/25	7,930	7,972

Montgomery County PA Higher Educ. & Health Auth.
Auth.Rev. (Catholic Health East)	5.375%	11/15/34	2,175	2,253

Montgomery County PA Higher Educ. & Health Auth.
Auth.Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	17,063

Mount Lebanon PA Hosp. Dev. Auth. Rev.
(St. Clair Memorial Hosp.)	6.250%	7/1/06 (3)	2,530	2,536

Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	8,988

North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,610

North Hills PA School Dist. GO	5.250%	12/15/29 (4)	5,030	5,352

North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,199

Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,070

Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,922

Norwin PA School Dist. GO	5.000%	4/1/35 (4)	7,000	7,219

Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/07 (1)(Prere.)	1,635	1,662

Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,615

1 Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	5,000	5,174

1 Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,158

Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,347

Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,200

Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,767

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	25,150	29,287

Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	14,275	16,587

Pennsylvania GO	5.750%	10/1/09 (3)(Prere.)	19,850	21,290

Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,077

Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,459

Pennsylvania GO	6.000%	1/15/11	3,000	3,250

Pennsylvania GO	5.250%	10/15/11	11,200	11,950

Pennsylvania GO	5.250%	2/1/14 (1)	20,000	21,673

Pennsylvania GO	5.375%	7/1/21	26,785	29,860

Pennsylvania GO	5.000%	1/1/26	40,450	42,169

Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10 (1)(Prere.)	2,000	2,196

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.230%	6/7/06 (2)	4,100	4,100

Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	19,900	20,479

Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	3,040	3,127

Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	6,505	6,694

Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17 (2)	935	989

Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19 (2)	1,160	1,234

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	11,998

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,281

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Indiana Univ. of Pennsylvania Housing)	5.125%	7/1/39 (10)	17,130	17,813

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,538

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,429

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Rosemont College) PUT	3.200%	11/1/06 LOC	5,800	5,800

Pennsylvania Higher Educ. Fac. Auth. Rev
(Slippery Rock Univ.)	5.000%	7/1/37 (10)	2,500	2,557

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/11 (1)	3,545	3,668

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.000%	7/15/38	15,625	16,050

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,215

Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16	3,120	3,416

Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22	5,000	5,411

Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31	5,000	5,411

Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,408

Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,213

Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	1,605	1,610

Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,101

Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	2,994

Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,215	9,492

Pennsylvania Housing Finance Agency Rev.	5.250%	4/1/21	5,000	5,106

Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/24	2,545	2,555

Pennsylvania Housing Finance Agency Rev.	5.350%	10/1/31	13,000	13,201

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,185

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,597

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,281

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	6,340	6,881

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,878

Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,792

Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/17 (3)	7,830	8,121

Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,046

Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,131

Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	7,864

Pennsylvania State Univ. Rev.	5.000%	9/1/34	16,700	17,188

Pennsylvania State Univ. Rev.	5.000%	9/1/35	7,000	7,219

Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/31 (1)	6,000	6,185

Rev.Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,171

Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,082

Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,629

Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,706

Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,894

Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	13,067

Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (3)	9,000	9,794

Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,435

Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28 (4)	9,375	10,395

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Pennsylvania Turnpike Comm. Rev	5.250%	7/15/30 (4)	10,925	12,106

Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	19,101

Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	15,000	15,907

Pennsylvania Turnpike Comm. Rev. VRDO	3.440%	6/7/06	4,900	4,900

Philadelphia PA Airport Parking Auth.	5.400%	9/1/11 (2)	4,520	4,638

Philadelphia PA Airport Parking Auth.	5.400%	9/1/12 (2)	5,990	6,147

Philadelphia PA Airport Parking Auth.	5.400%	9/1/15 (2)	6,350	6,520

Philadelphia PA Airport Parking Auth.	5.500%	9/1/18 (2)	4,250	4,370

Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,080

Philadelphia PA Airport Parking Auth.	5.250%	9/1/29 (4)	3,530	3,676

Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	4,071

Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,114

Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,432

Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	14,421

Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	12,613

Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,076

Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,156

Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,283

Philadelphia PA GO	6.000%	11/15/13 (3)	715	722

Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,827

Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	7,881

Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,714

Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	5,044

Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,631

Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,246

Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.520%	6/1/06 (1)	3,800	3,800

Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,854

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,604

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.375%	6/15/12 (3)	1,000	1,041

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/12 (3)	5,505	5,916

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/13 (3)	1,030	1,098

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.375%	7/1/13 (3)	10,000	10,327

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/13 (3)	5,825	6,235

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/14 (3)	1,090	1,159

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/14 (3)	6,155	6,528

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,878

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/15 (3)	1,150	1,219

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/15 (3)	6,435	6,823

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/16 (3)	1,210	1,283

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/16 (3)	5,000	5,302

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/17 (3)	1,280	1,357

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	6/15/18 (3)	1,350	1,431

Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.500%	7/1/18 (3)	4,000	4,241

Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (3)	3,000	3,227

Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (3)	2,255	2,419

Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (3)	2,815	3,020

Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (3)	2,000	2,146

Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (3)	5,275	5,640

Philadelphia PA School Dist. GO	5.375%	4/1/07 (2)(Prere.)	1,490	1,512

Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,125

Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,046

Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,956

Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,070

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,952

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,711

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,169

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,169

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,084

Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,724

Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,096

Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,126

Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,578

Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,096

Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	33,865	37,873

Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	35,685	40,774

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (1)	3,750	4,173

Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,656

Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (3)	5,040	5,386

Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (3)	5,460	5,827

Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (1)(ETM)	925	983

Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (3)	4,155	4,463

Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,774

Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,748

Pittsburgh PA GO	5.500%	9/1/13 (2)	10,965	11,821

Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,613

Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	12,798

Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,512

Pittsburgh PA GO	5.500%	9/1/15 (2)	4,140	4,468

Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,081

Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,187

Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,339

Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,610

Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,536

Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,827

Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,148

Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,913

Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,427

Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,212

Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	23,405	26,615

Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)	12,765	4,535

Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)	8,965	3,027

Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)	31,755	10,188

Radnor Township PA School Dist.	5.000%	2/15/35 (4)	2,500	2,574

Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,133

Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	5,792

Reading PA School Dist. GO	0.000%	1/15/28 (3)	10,000	3,465

Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,337

Red Lion PA School Dist. VRDO	3.470%	6/7/06 (4)	15,000	15,000

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/13	2,000	2,200

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14	1,925	2,110

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15	2,045	2,239

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16	3,225	3,526

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17	6,640	7,240

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18	2,500	2,722

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	3,000	3,179

Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31	12,500	13,267

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.230%	6/7/06 (2)	500	500

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.270%	6/7/06 (2)	700	700

1 Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,947

1 Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,531

Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,651

Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,478

Snyder County PA Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/30 (11)	3,000	3,092

South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	1,640	1,701

South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,836

1 Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.210%	6/7/06 (2)	6,500	6,500

Southeastern Pennsylvania Transp. Auth. Rev.	5.450%	3/1/11 (3)	3,730	3,848

Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/17 (3)	2,500	2,577

St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,627

St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,435

St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.180%	6/7/06	5,400	5,400

Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,859

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	6/1/17 (3)	6,995	7,223

Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.250%	6/7/06	7,000	7,000

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Univ. of Pittsburgh PA Rev.	5.500%	6/1/10 (1)	5,285	5,476

Univ. of Pittsburgh PA Rev.	5.500%	6/1/14 (1)	11,780	12,200

Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,617

Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,763

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,832

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	351

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,585

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,053

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,179

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,777

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,435

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,593

West Chester PA Area School Dist. GO	5.000%	5/15/28 (1)	7,480	7,754

West Chester PA Area School Dist. GO	5.000%	5/15/29 (1)	7,855	8,130

West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/22	2,650	2,811

West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/27	2,000	2,109

West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,088

West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,152

West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	986

West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,033

Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (1)(ETM)	8,205	9,326

Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15 (3)	5,000	3,337

Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23 (1)	5,000	2,181

Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24 (3)	4,000	1,660

Wyoming PA Area School Dist.	5.000%	9/1/26 (1)	2,000	2,085

Wyoming PA Area School Dist.	5.000%	9/1/29 (1)	5,125	5,309

York County PA	5.000%	6/1/33 (1)	5,000	5,160

York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	3,500	3,593

York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	8,675	8,906

Pennsylvania Long-Term Tax-Exempt

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13 (3)	6,750	7,416

York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14 (3)	4,050	4,470

Outside Pennsylvania

Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	5,790

Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,482

Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/23 (1)	15,500	17,031

Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/24 (1)	12,710	13,285

Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/30 (4)	10,900	11,310

Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,131

Puerto Rico GO	5.500%	7/1/20 (3)	6,000	6,722

Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,098

Puerto Rico GO	5.500%	7/1/29 (1)	10,000	11,318

Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	17,000	19,006

Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (1)	14,610	16,365

Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (4)	14,155	15,855

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	5.500%	7/1/23 (2)	10,000	11,285

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	5.500%	7/1/25 (2)	15,000	17,011

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	5.500%	7/1/26 (2)	10,000	11,356

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	0.000%	7/1/29 (2)	12,150	4,014

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	0.000%	7/1/30 (3)	14,905	4,678

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	0.000%	7/1/31 (3)	28,695	8,600

Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	0.000%	7/1/32 (3)	25,000	7,132

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	5,000	5,546

Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,875	12,441

Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	25,000	30,047

Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,072

Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,815

Total Municipal Bonds
(Cost $2,223,154)				2,289,636

Pennsylvania Long-Term Tax-Exempt Fund
Market Value• ($000)

Other Assets and Liabilities (0.3%)

Other Assets—Note B	36,101

Liabilities	(29,701)

6,400

Net Assets (100%)	2,296,036

At May 31, 2006, net assets consisted of: [2]
Amount ($000)

Paid-in Capital	2,222,797

Undistributed Net Investment Income	—

Accumulated Net Realized Gains	6,757

Unrealized Appreciation	66,482

Net Assets	2,296,036

Investor Shares—Net Assets

Applicable to 59,611,441 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	666,648

Net Asset Value Per Share—Investor Shares	$11.18

Admiral Shares-Net Assets

Applicable to 145,699,341 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,629,388

Net Asset Value Per Share—Admiral Shares	$11.18

• See Note A in Notes to Financial Statements.
1 Securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31,
   2006.
2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Pennsylvania Long-Term Tax-Exempt Fund
Key to Abbreviations

ARS—Auction Rate Security
BAN—Bond Anticipation Note
COP—Certificate of Participation
CP—Commercial Paper
FR—Floating Rate
GAN—Grant Anticipation Note
GO—General Obligation Bond
IDA—Industrial Development Authority Bond
IDR—Industrial Development Revenue Bond
PCR—Pollution Control Revenue Bond
PUT—Put Option Obligation
RAN—Revenue Anticipation Note
TAN—Tax Anticipation Note
TOB—Tender Option Bond
TRAN—Tax Revenue Anticipation Note
UFSD—Union Free School District
USD—United School District
VRDO—Variable Rate Demand Obligation
(ETM)—Escrowed to Maturity
(Prere.)—Prerefunded

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association)
(2) AMBAC (Ambac Assurance Corporation)
(3) FGIC (Financial Guaranty Insurance Company)
(4) FSA (Financial Security Assurance)
(5) BIGI (Bond Investors Guaranty Insurance)
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority)
(8) CapMAC (Capital Markets Assurance Corporation)
(9) American Capital Access Financial Guaranty Corporation
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations
Six Months Ended May 31, 2006
($000)

Investment Income

Income

Interest	54,078

Total Income	54,078

Expenses

The Vanguard Group—Note B

Investment Advisory Services	104

Management and Administrative
Investor Shares	423

Admiral Shares	488

Marketing and Distribution

Investor Shares	113

Admiral Shares	151

Custodian Fees	6

Shareholders' Reports

Investor Shares	7

Admiral Shares	3

Trustees' Fees and Expenses	1

Total Expenses	1,296

Expenses Paid Indirectly—Note C	(15)

Net Expenses	1,281

Net Investment Income	52,797

Realized Net Gain (Loss)

Investment Securities Sold	9,169

Futures Contracts	(835)

Realized Net Gain (Loss)	8,334

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(29,892)

Futures Contracts	—

Change in Unrealized Appreciation (Depreciation)	(29,892)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,239

Pennsylvania Long-Term Tax-Exempt Fund Statement of Changes in Net Assets
	Six Months Ended May 31, 2006 ($000)	Year Ended Nov. 30, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	52,797	104,383

Realized Net Gain (Loss)	8,334	5,560

Change in Unrealized Appreciation (Depreciation)	(29,892)	(39,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,239	70,940

Distributions

Net Investment Income

Investor Shares	(15,763)	(54,938)

Admiral Shares	(37,034)	(49,445)

Realized Capital Gain

Investor Shares	(1,764)	(5,631)

Admiral Shares	(3,991)	(3,239)

Total Distributions	(58,552)	(113,253)

Capital Share Transactions—Note F

Investor Shares	(29,751)	(724,794)

Admiral Shares	71,972	776,818

Net Increase (Decrease) from Capital Share Transactions	42,221	52,024

Total Increase (Decrease)	14,908	9,711

Net Assets

Beginning of Period	2,281,128	2,271,417

End of Period	2,296,036	2,281,128

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights Investor Shares
For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$11.32	$11.53	$11.74	$11.49	$11.36	$10.98

Investment Operations

Net Investment Income	.257	.520	.528	.516	.550	.570

Net Realized and Unrealized
Gain (Loss) on Investments	(.111)	(.165)	(.148)	.307	.170	.380

Total from Investment Operations	.146	.355	.380	.823	.720	.950

Distributions

Dividends from
Net Investment Income	(.257)	(.520)	(.528)	(.516)	(.550)	(.570)

Distributions from
Realized Capital Gains	(.029)	(.045)	(.062)	(.057)	(.040)	—

Total Distributions	(.286)	(.565)	(.590)	(.573)	(.590)	(.570)

Net Asset Value, End of Period	$11.18	$11.32	$11.53	$11.74	$11.49	$11.36

Total Return	1.29%	3.10%	3.32%	7.30%	6.49%	8.79%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$667	$705	$1,444	$1,523	$1,598	$1,543

Ratio of Total Expenses to
Average Net Assets	0.17%[1]	0.16%	0.14%	0.17%	0.18%	0.20%

Ratio of Net Investment Income to
Average Net Assets	4.55%[1]	4.51%	4.54%	4.42%	4.81%	5.04%

Portfolio Turnover Rate	17%[1]	14%	12%	11%	15%	13%

1 Annualized.

Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares
For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,				May 14[1] to Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value,
Beginning of Period	$11.32	$11.53	$11.74	$11.49	$11.36	$11.18

Investment Operations

Net Investment Income	.261	.528	.534	.523	.556	.312

Net Realized and Unrealized
Gain (Loss) on Investments	(.111)	(.165)	(.148)	.307	.170	.180

Total from Investment Operations	.150	.363	.386	.830	.726	.492

Distributions

Dividends from
Net Investment Income	(.261)	(.528)	(.534)	(.523)	(.556)	(.312)

Distributions from
Realized Capital Gains	(.029)	(.045)	(.062)	(.057)	(.040)	—

Total Distributions	(.290)	(.573)	(.596)	(.580)	(.596)	(.312)

Net Asset Value, End of Period	$11.18	$11.32	$11.53	$11.74	$11.49	$11.36

Total Return	1.32%	3.18%	3.37%	7.36%	6.54%	4.43%

Ratios/Supplemental Data

Net Assets,
End of Period (Millions)	$1,629	$1,577	$828	$850	$827	$729

Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.15%[2]

Ratio of Net Investment Income to
Average Net Assets	4.63%[2]	4.58%	4.60%	4.48%	4.86%	4.98%[2]

Portfolio Turnover Rate	17%[2]	14%	12%	11%	15%	13%

1 Inception.
2 Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $247,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $15,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund had realized losses totaling $1,558,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation of investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $64,924,000, consisting of unrealized gains of $77,072,000 on securities that had risen in value since their purchase and $12,148,000 in unrealized losses on securities that had fallen in value since their purchase.

E.     During the six months ended May 31, 2006, the fund purchased $186,042,000 of investment securities and sold $199,356,000 of investment securities, other than temporary cash investments.

Pennsylvania Long-Term Tax-Exempt Fund

F.     Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2006		Year Ended November 30, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000

Investor Shares

Issued	70,102	6,204	206,250	17,882

Issued in Lieu of Cash Distributions	12,804	1,135	43,175	3,743

Redeemed	(112,657)	(9,992)	(974,219)	(84,641)

Net Increase (Decrease)—Investor Shares	(29,751)	(2,653)	(724,794)	(63,016)

Admiral Shares

Issued	155,648	13,800	868,235	75,468

Issued in Lieu of Cash Distributions	28,864	2,558	35,711	3,108

Redeemed	(112,540)	(9,975)	(127,128)	(11,058)

Net Increase (Decrease)—Admiral Shares	71,972	6,383	776,818	67,518

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2006
Pennsylvania Tax-Exempt Fund	Beginning Account Value 11/30/2005	Ending Account Value 5/31/2006	Expenses Paid During Period[1]

Based on Actual Fund Return

Money Market	$1,000.00	$1,015.42	$0.65

Long-Term

Investor Shares	1,000.00	1,012.86	0.85

Admiral Shares	1,000.00	1,013.24	0.45

Based on Hypothetical 5% Yearly Return

Money Market	$1,000.00	$1,024.28	$0.66

Long-Term

Investor Shares	1,000.00	1,024.08	0.86

Admiral Shares	1,000.00	1,024.48	0.45

1 These calculations expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; for the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares, 0.17%, and Admiral Shares, 0.09%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Pennsylvania Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard Pennsylvania Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of
Trustee since May 1987;	the Board, Chief Executive Officer, and Director/Trustee of The
Chairman of the Board and	Vanguard Group, Inc., and of each of the investment companies
Chief Executive Officer	served by The Vanguard Group.
136 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore
Trustee since January 2001	Partners (pro bono ventures in education); Senior Advisor to
136 Vanguard Funds Overseen	Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School
of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board
136 Vanguard Funds Overseen	Member of the American Chemistry Council; Director of Tyco
International, Ltd. (diversified manufacturing and services) (since
2005);Trustee of Drexel University and of the Chemical Heritage
Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice
Trustee since July 1998	President and Chief Global Diversity Officer (since January 2006),
136 Vanguard Funds Overseen	Vice President and Chief Information Officer (1997–2005), and
Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University
Medical Center at Princeton and Women’s Research and Education
Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund
Trustee since December 2004	Professor of Finance and Banking, Harvard Business School
136 Vanguard Funds Overseen	(since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm)
(since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South
African insurance company) (2001–2003), and Stockback, Inc.
(credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee since January 1993	President, Chief Executive Officer, and Director of NACCO
136 Vanguard Funds Overseen	Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired
Trustee since April 1985	Chairman and Chief Executive Officer of Rohm and Haas Co.
136 Vanguard Funds Overseen	(chemicals); Director of Cummins Inc. (diesel engines),
MeadWestvaco Corp. (packaging products), and
AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of
Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The
Secretary since July 2005	Vanguard Group, Inc.,since November 1997; General Counsel of
136 Vanguard Funds Overseen	The Vanguard Group since July 2005;Secretary of The Vanguard
Group and of each of the investment companies served by The
Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The
Treasurer since July 1998	Vanguard Group, Inc.;Treasurer of each of the investment
136 Vanguard Funds Overseen	companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State
   Tax-ExemptFunds.

   More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.